Average Annual Total Returns		12 Months Ended	25 Months Ended	60 Months Ended	71 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Counterpoint High Yield Trend ETF | CP High Yield Trend Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]	6.74%		3.11%	2.59%
Counterpoint High Yield Trend ETF | Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	[2]	7.30%		(0.36%)	0.77%
Counterpoint High Yield Trend ETF | Counterpoint High Yield Trend ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		6.11%		2.33%	1.83%
Performance Inception Date		Jan. 21, 2020
Counterpoint High Yield Trend ETF | Counterpoint High Yield Trend ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.64%		0.53%	0.11%
Counterpoint High Yield Trend ETF | Counterpoint High Yield Trend ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.57%		0.98%	0.64%
Counterpoint Quantitative Equity ETF | S& P 1000 Index
Prospectus [Line Items]
Average Annual Return, Percent	[3]	7.04%	14.78%
Counterpoint Quantitative Equity ETF | Counterpoint Quantitative Equity ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		17.62%	26.01%
Performance Inception Date		Nov. 23, 2023
Counterpoint Quantitative Equity ETF | Counterpoint Quantitative Equity ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		17.34%	25.80%
Counterpoint Quantitative Equity ETF | Counterpoint Quantitative Equity ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		10.58%	20.35%

[1]	CP High Yield Trend Index is composed, in 20% increments of U.S. high yield corporate bonds ETFs (“junk bonds”) with the remainder in U.S. 3-7 year Treasury ETFs or U.S. T-bill ETFs. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.
[2]	The Bloomberg U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. The Bloomberg U.S. Aggregate Bond Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Bloomberg U.S. Aggregate Bond Index does not reflect any fees or expenses.
[3]	The S&P 1000® Index combines the S&P MidCap 400® and the S&P SmallCap 600® to form an investable benchmark for the mid-to-small-cap segment of the U.S. equity market Index returns assume reinvestment of dividends. Investors may not invest in the index directly. Unlike the Fund’s returns, the index does not reflect any fees or expenses.